Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2011
Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value is analyzed as follows:

	December 31,
	2010	2011
Cost
Land use rights in PRC	$47,706	$58,086
Less: Accumulated amortization	(1,627)	(2,814)

Net book value	$46,079	$55,272